Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table disaggregates our total revenues by geographic regions where we provide cruise itineraries (in thousands):

	Year Ended December 31,
	2019	2018	2017
Revenues by itinerary
North America(1)	$6,392,354	$5,399,951	$5,062,305
Asia/Pacific(2)	1,529,898	1,463,083	1,588,802
Europe(3)	1,942,057	1,914,549	1,509,586
Other regions	567,904	348,145	285,954
Total revenues by itinerary	10,432,213	9,125,728	8,446,647
Other revenues(4)	518,448	368,121	331,198
Total revenues	$10,950,661	$9,493,849	$8,777,845
(1)Includes the United States, Canada, Mexico and the Caribbean.
(2)Includes Southeast Asia (e.g., Singapore, Thailand and the Philippines), East Asia (e.g., China and Japan), South Asia (e.g., India and Pakistan) and Oceania (e.g., Australia and Fiji Islands) regions.
(3)Includes European countries (e.g., the Nordics, Germany, France, Italy, Spain and the United Kingdom).
(4)Includes revenues primarily related to cancellation fees, vacation protection insurance and pre- and post-cruise tours and fees for operating certain port facilities. Amounts also include revenues related to our bareboat charter, procurement and management related services we perform on behalf of our unconsolidated affiliates. Refer to Note 8. Other Assets for more information on our unconsolidated affiliates.
For the years ended December 31, 2019, 2018 and 2017, our guests were sourced from the following areas:

	Year Ended December 31,
	2019	2018	2017
Passenger ticket revenues:
United States	65%	61%	59%
United Kingdom	9%	10%	9%
All other countries (1)	26%	29%	32%
(1)No other individual country's revenue exceeded 10% for the years ended December 31, 2019, 2018 and 2017.